Average Annual Total Returns	12 Months Ended
Nov. 30, 2012
Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.94%
Five Years	5.29%
Ten Years	4.58%
Inception Date	Apr. 07, 1986
Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.03%
Five Years	5.37%
Ten Years	4.65%
Inception Date	May 14, 2001
Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.03%
Five Years	0.52%
Ten Years	1.37%
Inception Date	Sep. 03, 1997
Return After Taxes on Distributions | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.94%
Five Years	5.29%
Ten Years	4.55%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.77%
Five Years	5.09%
Ten Years	4.50%
New York Tax-Exempt Money Market Funds Average | Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.38%
Ten Years	1.08%
Barclays NY Municipal Bond Index | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.21%
Five Years	5.78%
Ten Years	5.01%
Barclays NY Municipal Bond Index | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.21%
Five Years	5.78%
Ten Years	5.01%